Prepayment and Other Current Assets, Net - Schedule of Prepayments and Other Current Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule of Prepayments and Other Current Assets [Abstract]
Deductible VAT	¥ 365		¥ 382
Deposits	2,785		6,592
Receivables due from third-party online payment platforms	480		640
Staff advances	588		1,111
Prepaid promotion expenses	8,082
Receivable from borrowers for the guarantee payment to commercial bank	18,163		18,218
Others	4,405		12,318
Less: provisions for prepayment and other current assets	(19,917)		(23,275)
Total prepayment and other current assets, net	¥ 14,951	$ 2,048	¥ 15,986